Finance and other income and Foreign exchange gains/(losses), net (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Finance and Other Income and Foreign Exchange Gains/(Losses), Net

	Year ended March 31,
	2017		2018		2019
Interest income	₹	18,066	₹	17,806	₹	20,261
Dividend income		311		609		361
Net gain from investments classified as FVTPL		3,822		5,410		1,990
Net gain from investments classified as FVOCI		220		174		311

Finance and other income	₹	22,419	₹	23,999	₹	22,923
Foreign exchange gains/(losses), net on financial instrument measured at FVTPL		6,975		(107)		1,251
Other Foreign exchange gains/(losses), net		(3,198)		1,595		1,964

Foreign exchange gains/(losses), net	₹	3,777	₹	1,488	₹	3,215

	₹	26,196	₹	25,487	₹	26,138